Property, Plant & Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant & Equipment
Property, Plant & Equipment

NOTE L. PROPERTY, PLANT & EQUIPMENT

($ in millions)
At December 31:	2019	2018
Land and land improvements	$365	$448
Buildings and building and leasehold improvements	9,364	9,640
Information technology equipment	18,054	17,468
Production, engineering, office and other equipment	3,721	4,081
Plant and other property—gross	31,504	31,636
Less: Accumulated depreciation	21,726	21,276
Plant and other property—net	9,778	10,359
Rental machines	523	824
Less: Accumulated depreciation	292	392
Rental machines—net	232	433
Total—net	$10,010	$10,792